October 4, 2011

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:           Wakefield Alternative Series Trust

Ladies and Gentlemen:

On behalf of Wakefield Alternative Series Trust (the "Trust"), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, its Registration Statement on Form N-1A.  The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP